Class I [Member] Investment Risks - Class I - UBS Ultra Short Income Fund	Apr. 30, 2026
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall, and the fund’s yield will tend to lag behind prevailing rates. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity risk: Certain of the fund’s investments may present liquidity risk. Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

Concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration risk: The fund will invest a significant portion of its assets in securities, including asset-backed securities, issued by companies in the financial services group of industries or sectors, including US banks, non-US banks, broker-dealers, insurance companies, and finance companies (e.g., automobile finance). Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

Financial services sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Financial services sector risk: Investments of the fund in the financial services group of industries or sectors may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

US Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Repurchase agreements risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations and the risk that the counterparty does not meet its obligations under the agreement. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because, under normal circumstances, the fund’s foreign investments are typically denominated in US dollars or hedged to US dollars, it generally is not subject to the risk of changes in currency valuations.

Municipal securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s NAV and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Mortgage and asset backed securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage- and asset-backed securities risk: The fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the fund.

Floating or variable rate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Floating or variable rate securities risk: Floating or variable rate securities bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The market value of floating rate and variable rate securities generally fluctuates less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Additionally, these securities may decline in value if their coupon/interest rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed rate securities of the same maturity.

NAV risk [Member]
Prospectus [Line Items]
Risk [Text Block]
NAV risk: The fund is not a money market fund, does not attempt to maintain a stable NAV per share, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund’s investments are likely to be more susceptible than a money market fund’s investments to interest rate risk, valuation risk, credit risk, and other risks relevant to the fund’s investments. The fund’s NAV per share will fluctuate. Because the fund is not a money market fund, it does not qualify for the special money market fund tax treatment or tax accounting methods under US Treasury regulations.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk: Payments on bonds and other fixed income securities that are backed by mortgage loans or similar assets may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Valuation risk: During periods of reduced market liquidity or in the absence of readily available market quotations for investments, the ability of the fund to value the fund’s investments becomes more difficult and the judgment of the fund’s investment advisor may play a greater role in the valuation of the investments due to reduced availability of reliable objective pricing data.

Zero coupon securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Zero coupon securities risk: Zero coupon securities are securities on which no periodic interest payments are made but instead are sold at a deep discount from their face value. Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities generally rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value generally falls more dramatically.

Investments in money market funds risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investments in money market funds risk: Certain money market funds may seek to maintain a stable $1 NAV per share (“stable NAV money market funds”) or have a share price that fluctuates (“variable NAV money market funds”). Although a stable NAV money market fund seeks to maintain a stable $1 NAV per share, it is possible to lose money by investing in such a money market fund. Because the NAV of a variable NAV money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain money market funds may impose a fee upon the sale of shares.

Sovereign debt risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sovereign debt risk: Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the fund may have limited legal recourse in the event of a default.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund’s overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Regulation relating to a mutual fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), (“Rule 18f-4”), could potentially limit or impact the fund’s ability to invest in derivatives, limit the fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund’s performance.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security or financial institutions that have entered into repurchase agreements with the fund are unable or unwilling to meet their financial obligations or complete transactions. This risk is likely greater for lower quality investments than for investments that are higher quality.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The prices for the fund’s shares will fluctuate, and you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.